Share capital and reserves - Additional Information (Details) - GBP (£) £ in Thousands		6 Months Ended
	Jun. 05, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Reclassification of warrants		£ 1,010
Share based payment transactions		7,294	£ 16,815
Foreign exchange translation differences		9,482
Share premium.
Disclosure of classes of share capital [line items]
Share based payment transactions	£ 749	749	£ 16,739
Shares issued during the period	150,000
Other reserves
Disclosure of classes of share capital [line items]
Reclassification of warrants		1,010
Share based payment transactions		6,465
Foreign exchange translation differences		£ 9,482